GOING CONCERN (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
GOING CONCERN
Accumulated Deficit	$ (3,940,916)	$ (5,243,689)	$ (4,581,707)
Net income	$ 1,360,033	$ 661,982